SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of Share Capital Issued and Fully Paid

	Group
	Ordinary shares of £0.10 each		Total

Issued and fully paid share capital	No.	£m	£m
At 31 December 2024, 1 January 2025 and 31 December 2025	31,051,768,866	3,105	3,105

Summary of Share Premium

	Group
	2025	2024
Share premium	£m	£m
1 January 2025	5,620	5,620
Reduction	(4,501)	—
31 December 2025	1,119	5,620